MAJOR CUSTOMERS	6 Months Ended
Jun. 30, 2020
MAJOR CUSTOMERS

24   MAJOR CUSTOMERS

During the six-month period ended June 30, 2020, the Company had three direct contracting customers, which generated over 10% of the Company’s total revenues or RMB670,730, RMB416,396 and RMB270,071, respectively. During the six-month period ended June 30, 2020, one of three direct contracting customers was also an end user customer.